Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,219,140.95

Principal:
Principal Collections	$41,717,506.08
Prepayments in Full	$20,284,747.73
Liquidation Proceeds	$268,564.40
Recoveries	$6,387.02
Sub Total	$62,277,205.23
Collections	$66,496,346.18

Purchase Amounts:
Purchase Amounts Related to Principal	$187,606.65
Purchase Amounts Related to Interest	$123.91
Sub Total	$187,730.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,684,076.74

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$66,684,076.74
Servicing Fee	$1,541,888.45	$1,541,888.45	$0.00	$0.00	$65,142,188.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$65,142,188.29
Interest - Class A-2 Notes	$284,463.71	$284,463.71	$0.00	$0.00	$64,857,724.58
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$64,537,530.58
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$64,394,803.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,394,803.91
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$64,332,170.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,332,170.24
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$64,260,566.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$64,260,566.24
Regular Principal Payment	$71,320,092.72	$64,260,566.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$66,684,076.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$64,260,566.24
Total					$64,260,566.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$64,260,566.24	$93.69	$284,463.71	$0.41	$64,545,029.95	$94.10
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$64,260,566.24	$30.52	$881,622.05	$0.42	$65,142,188.29	$30.94

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$682,712,893.79	0.9953534	$618,452,327.55	0.9016654
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,690,922,893.79	0.8030408	$1,626,662,327.55	0.7725227

Pool Information
Weighted Average APR	2.756%	2.743%
Weighted Average Remaining Term	52.28	51.49
Number of Receivables Outstanding	69,570	68,044
Pool Balance	$1,850,266,142.62	$1,787,426,697.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,725,806,230.09	$1,667,470,767.16
Pool Factor	0.8208734	0.7929945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$119,955,930.45
Targeted Overcollateralization Amount	$167,823,896.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$160,764,370.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$381,020.15
(Recoveries)		4	$6,387.02
Net Loss for Current Collection Period			$374,633.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2430%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0563%
Second Prior Collection Period			0.1736%
Prior Collection Period			0.1370%
Current Collection Period			0.2472%
Four Month Average (Current and Prior Three Collection Periods)			0.1535%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		779	$1,026,740.85
(Cumulative Recoveries)			$16,626.95
Cumulative Net Loss for All Collection Periods			$1,010,113.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0448%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,318.02
Average Net Loss for Receivables that have experienced a Realized Loss			$1,296.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.40%	262	$7,071,028.90
61-90 Days Delinquent	0.07%	39	$1,212,421.75
91-120 Days Delinquent	0.01%	9	$247,280.94
Over 120 Days Delinquent	0.00%	1	$21,426.12
Total Delinquent Receivables	0.48%	311	$8,552,157.71

Repossession Inventory:
Repossessed in the Current Collection Period		18	$558,202.90
Total Repossessed Inventory		29	$900,541.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0309%
Prior Collection Period			0.0474%
Current Collection Period			0.0720%
Three Month Average			0.0501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0829%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer